Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2018-2021) (Detail) - Plan 2018-2021 [member] $ in Millions	12 Months Ended
	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year	237,082		508,458		761,512
Settled	(230,254)		(246,457)		(246,987)
- Expired	(6,828)		(24,919)		(6,067)
Amount at the end of the fiscal year			237,082		508,458
Expense recognized during the fiscal year | $	$ 38		$ 127		$ 212
Fair value of shares on grant date (in U.S. dollars) | $ / shares		$ 13.60		$ 13.60		$ 13.60